OTHER PAYABLES AND ACCRUED LIABILITIES (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
OTHER PAYABLES AND ACCRUED LIABILITIES
Advances from customers	$ 73,953	$ 655,922
Employee benefits payable	7,277	9,900
Loan payable to the third party	2,289,167	0
Deposit	50,000	0
Other	139,984	57,488
Total	$ 2,560,381	$ 723,310